Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of common stock shares reserved for future issuance	As of June 30, 2021, the Company reserved the following shares of common stock for issuance upon conversion of the outstanding convertible preferred stock and exercise of stock options:

Conversion of Series A preferred stock	2,578,518
Series A preferred stock reserved for 3 rd tranche (Note 8)	754,765
Stock options available for issuance	130,305
Stock options outstanding	219,046

Total	3,682,634

As of December 31, 2020, the Company reserved the following shares of common stock for issuance upon conversion of the outstanding convertible preferred stock and exercise of stock options:

Conversion of Series A preferred stock	2,578,518
Series A preferred stock reserved for 3 rd tranche (see Note 8)	754,765
Stock options available for issuance	301,440
Stock options outstanding	82,179

Total	3,716,902